Long-Term Debt - 73 Million Live Loan Facility (Details) - USD ($)	Mar. 03, 2025	Mar. 02, 2025	Oct. 14, 2021
$73 million Live Loan Facility
Long-Term Debt
Debt instrument face amount	$ 73,000,000	$ 73,400,000
Final payment which includes balloon payment and last quarterly installment	$ 65,900,000
Spread on variable rate	2.01%
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
Minimum liquidity requirement	$ 500,000
Minimum liquidity of Partnership	15,000,000
Incremental minimum liquidity, first 8 vessels with less than 12 months employment contract remaining	1,500,000
Incremental minimum liquidity, next 12 vessels with less than 12 months employment contract remaining	1,000,000
Minimum liquidity requirement in cash	$ 10,000,000
Minimum book equity ratio (percent)	30.00%
Minimum EBITDA to interest ratio	2.5
Maximum market value of vessels as percentage of outstanding loan (in percent)	125.00%
$89.6 Millions SMBC Bank EU AG and other | Knot Shuttle Tankers 27 As
Long-Term Debt
Debt instrument face amount			$ 89,600,000